Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts

Valuation and Qualifying Accounts

(dollars in millions)

Description	Balance at beginning of period	Other Changes		Charged to Expenses	Charged (credited) to other accounts (a)	Deductions	Balance at end of period
Allowance for doubtful accounts deducted from accounts receivable
Five months ended May 31, 2010—Predecessor	$5.8	(3.7	) (b)	(0.2)	(1.0)	(0.9)	$—
Seven months ended December 31, 2010—Successor	$—	—		0.9	0.1	—	$1.0
Year ended December 31, 2011—Successor	$1.0	—		3.8	(0.9)	(0.9)	$3.0
Year ended December 31, 2012—Successor	$3.0	—		0.8	0.6	(0.7)	$3.7

(a)	Primarily foreign currency translation.
(b)	“Other Changes” includes fresh-start accounting adjustments of $3.7 million.

Description	Balance at beginning of period	Additions			Balance at end of period
		Charged to Income	Charged to Equity	Deductions
Tax valuation allowance
Five months ended May 31, 2010 -Predecessor	$210.6	(38.9)	(9.9)	—	$161.8
Seven months ended December 31, 2010—Successor	$161.8	(3.5)	(2.9)	—	$155.4
Year ended December 31, 2011—Successor	$155.4	(10.8)	7.8	—	$152.4
Year ended December 31, 2012—Successor	$152.4	(57.7)	2.6	—	$97.3